Commissions and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Summary of Commissions and Expenses

	2024	2023
Employee expenses	80	82

Administration expenses	65	80

Cost sharing to group companies	(51)	(58)

Total	95	104